Capital Management - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Term loan and revolving credit facility	$ 1,200
Ratio of net debt to adjusted EBITDA, long-term target description	ratio of net debt to adjusted EBITDA of one times or lower.
Ratio of net debt to adjusted EBITDA required for external borrowings description		net debt to adjusted EBITDA ratio of 3.5 or below
Currency used for measurement of ratio		United States dollar